Schedule of Discontinued Operations - Income Statement (Details)	12 Months Ended
Feb. 28, 2017 CAD
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 1	CAD 7,907,960
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 2	10,318,493
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 3	13,201,338
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 4	(191,667)
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 5	(101,830)
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 6	(352,207)
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 7	7,716,293
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 8	10,216,663
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 9	12,849,131
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 10	5,350,213
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 11	6,909,442
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 12	7,360,651
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 13	1,004,315
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 14	651,901
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 15	701,171
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 16	426,699
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 17	475,677
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 18	501,319
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 19	1,861,177
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 20	0
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 21	719
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 22	8,642,404
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 23	8,037,020
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 24	8,569,860
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 25	(926,111)
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 26	2,179,643
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 27	4,279,271
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 28	2,480,527
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 29	(436,654)
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 30	108,965
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 31	(3,406,368)
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 32	2,616,297
Discontinued Operations Schedule Of Discontinued Operations - Income Statement 33	CAD 4,170,306